Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 101.5%(1)
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 2.1%
________________________________________________________________________________________________________
Airbus SE	32,028	$4,703,758
CAE, Inc.	111,411	3,304,278
________________________________________________________________________________________________________
		$8,008,036
________________________________________________________________________________________________________
Banks — 5.3%
________________________________________________________________________________________________________
Banco Santander SA	905,313	$3,567,741
Canadian Imperial Bank of Commerce	44,411	3,621,607
Citigroup, Inc.	60,808	4,524,723
ING Groep NV	205,271	2,228,670
KBC Group NV	20,354	1,493,481
KeyCorp	174,935	3,273,034
UniCredit SpA	138,171	1,845,592
________________________________________________________________________________________________________
		$20,554,848
________________________________________________________________________________________________________
Beverages — 2.8%
________________________________________________________________________________________________________
Anheuser-Busch InBev SA/NV	37,946	$2,862,646
Coca-Cola Co. (The)	73,050	4,266,120
Diageo PLC	90,214	3,567,341
________________________________________________________________________________________________________
		$10,696,107
________________________________________________________________________________________________________
Biotechnology — 0.9%
________________________________________________________________________________________________________
CSL, Ltd.	16,934	$3,482,792
________________________________________________________________________________________________________
		$3,482,792
________________________________________________________________________________________________________
Building Products — 1.0%
________________________________________________________________________________________________________
Assa Abloy AB, Class B	167,825	$3,983,542
________________________________________________________________________________________________________
		$3,983,542
________________________________________________________________________________________________________
Capital Markets — 0.9%
________________________________________________________________________________________________________
Morgan Stanley	66,442	$3,472,259
________________________________________________________________________________________________________
		$3,472,259
________________________________________________________________________________________________________
Chemicals — 2.1%
________________________________________________________________________________________________________
BASF SE	33,044	$2,230,360
Chr. Hansen Holding A/S	33,068	2,461,011
Sika AG	20,138	3,621,324
________________________________________________________________________________________________________
		$8,312,695
________________________________________________________________________________________________________
Construction & Engineering — 0.0%(2)
________________________________________________________________________________________________________
Abengoa SA, Class A(3)	103,700	$2,259
Abengoa SA, Class B(3)	1,072,295	11,517
________________________________________________________________________________________________________
		$13,776
________________________________________________________________________________________________________
Consumer Finance — 1.4%
________________________________________________________________________________________________________
Capital One Financial Corp.	37,245	$3,717,051
OneMain Holdings, Inc.	38,312	1,623,279
________________________________________________________________________________________________________
		$5,340,330
________________________________________________________________________________________________________
Diversified Financial Services — 2.7%
________________________________________________________________________________________________________
Berkshire Hathaway, Inc., Class B(3)	19,981	$4,484,336
ORIX Corp.	357,343	6,036,403
________________________________________________________________________________________________________
		$10,520,739
________________________________________________________________________________________________________
Electric Utilities — 2.5%
________________________________________________________________________________________________________
Iberdrola SA	307,398	$3,363,348
NextEra Energy, Inc.	23,135	6,204,807
________________________________________________________________________________________________________
		$9,568,155
________________________________________________________________________________________________________
Electrical Equipment — 2.0%
________________________________________________________________________________________________________
Melrose Industries PLC	2,506,930	$7,682,960
________________________________________________________________________________________________________
		$7,682,960
________________________________________________________________________________________________________
Electronic Equipment, Instruments & Components — 2.5%
________________________________________________________________________________________________________
CDW Corp.	18,400	$2,400,280
Keyence Corp.	15,076	5,067,901
Murata Manufacturing Co., Ltd.	37,529	2,124,697
________________________________________________________________________________________________________
		$9,592,878
________________________________________________________________________________________________________
Energy Equipment & Services — 0.6%
________________________________________________________________________________________________________
Schlumberger, Ltd.	70,233	$2,353,508
________________________________________________________________________________________________________
		$2,353,508
________________________________________________________________________________________________________
Entertainment — 2.2%
________________________________________________________________________________________________________
Nintendo Co., Ltd.	6,288	$2,313,076
Walt Disney Co. (The)	44,947	6,216,620
________________________________________________________________________________________________________
		$8,529,696
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 2.1%
________________________________________________________________________________________________________
American Tower Corp.	16,856	$3,906,209
Equity Residential	24,539	2,038,700
Simon Property Group, Inc.(1)	16,557	2,204,565
________________________________________________________________________________________________________
		$8,149,474
________________________________________________________________________________________________________
Food Products — 2.7%
________________________________________________________________________________________________________
Mondelez International, Inc., Class A	77,158	$4,427,326
Nestle SA	54,915	6,056,718
________________________________________________________________________________________________________
		$10,484,044
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 4.8%
________________________________________________________________________________________________________
Baxter International, Inc.	42,125	$3,758,393
Boston Scientific Corp.(3)	113,692	4,760,284
Danaher Corp.	23,226	3,736,367
Intuitive Surgical, Inc.(3)	6,399	3,582,032
Straumann Holding AG	2,944	2,806,021
________________________________________________________________________________________________________
		$18,643,097
________________________________________________________________________________________________________
Health Care Providers & Services — 0.9%
________________________________________________________________________________________________________
Anthem, Inc.	13,095	$3,473,842
________________________________________________________________________________________________________
		$3,473,842
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 0.9%
________________________________________________________________________________________________________
Compass Group PLC	145,941	$3,607,983
________________________________________________________________________________________________________
		$3,607,983
________________________________________________________________________________________________________
Industrial Conglomerates — 0.9%
________________________________________________________________________________________________________
DCC PLC	45,654	$3,686,193
________________________________________________________________________________________________________
		$3,686,193
________________________________________________________________________________________________________
Insurance — 4.2%
________________________________________________________________________________________________________
AIA Group, Ltd.	389,726	$3,861,774
Aviva PLC	702,488	3,681,381
Chubb, Ltd.	14,459	2,197,623
Progressive Corp. (The)	43,682	3,524,701
Prudential PLC	172,530	3,067,647
________________________________________________________________________________________________________
		$16,333,126
________________________________________________________________________________________________________
Interactive Media & Services — 6.6%
________________________________________________________________________________________________________
Alphabet, Inc., Class C(3)	11,030	$15,819,557
Facebook, Inc., Class A(3)	31,949	6,450,823
Tencent Holdings, Ltd.	68,730	3,277,745
________________________________________________________________________________________________________
		$25,548,125
________________________________________________________________________________________________________
Internet & Direct Marketing Retail — 3.5%
________________________________________________________________________________________________________
Amazon.com, Inc.(3)	6,759	$13,576,939
________________________________________________________________________________________________________
		$13,576,939
________________________________________________________________________________________________________
IT Services — 3.2%
________________________________________________________________________________________________________
Amadeus IT Group SA	93,769	$7,352,058
Visa, Inc., Class A	25,435	5,060,802
________________________________________________________________________________________________________
		$12,412,860
________________________________________________________________________________________________________
Leisure Products — 1.0%
________________________________________________________________________________________________________
Yamaha Corp.	75,361	$3,849,959
________________________________________________________________________________________________________
		$3,849,959
________________________________________________________________________________________________________
Life Sciences Tools & Services — 0.7%
________________________________________________________________________________________________________
Lonza Group AG	6,357	$2,610,755
________________________________________________________________________________________________________
		$2,610,755
________________________________________________________________________________________________________
Machinery — 8.0%
________________________________________________________________________________________________________
Gardner Denver Holdings, Inc.(3)	136,600	$4,823,346
ITT, Inc.	65,326	4,382,068
Komatsu, Ltd.	170,030	3,759,536
Sandvik AB	233,033	4,253,245
SMC Corp.	7,138	3,081,254
Stanley Black & Decker, Inc.	40,184	6,402,517
Xylem, Inc.	52,816	4,312,955
________________________________________________________________________________________________________
		$31,014,921
________________________________________________________________________________________________________
Metals & Mining — 1.2%
________________________________________________________________________________________________________
Rio Tinto, Ltd.	71,225	$4,621,671
________________________________________________________________________________________________________
		$4,621,671
________________________________________________________________________________________________________
Multi-Utilities — 0.9%
________________________________________________________________________________________________________
CMS Energy Corp.	49,842	$3,414,675
________________________________________________________________________________________________________
		$3,414,675
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 4.4%
________________________________________________________________________________________________________
ConocoPhillips	75,440	$4,483,399
EOG Resources, Inc.	45,466	3,314,926
Phillips 66	42,436	3,877,378
Royal Dutch Shell PLC, Class B	208,298	5,473,363
________________________________________________________________________________________________________
		$17,149,066
________________________________________________________________________________________________________
Personal Products — 1.5%
________________________________________________________________________________________________________
Unilever PLC	98,172	$5,856,090
________________________________________________________________________________________________________
		$5,856,090
________________________________________________________________________________________________________
Pharmaceuticals — 6.2%
________________________________________________________________________________________________________
Eli Lilly & Co.	33,024	$4,611,471
GlaxoSmithKline PLC	181,057	4,251,112
Novo Nordisk A/S, Class B	67,597	4,114,741
Sanofi	59,642	5,751,774
Zoetis, Inc.	40,435	5,426,781
________________________________________________________________________________________________________
		$24,155,879
________________________________________________________________________________________________________
Professional Services — 2.3%
________________________________________________________________________________________________________
Recruit Holdings Co., Ltd.	154,615	$6,026,317
Verisk Analytics, Inc.	18,631	3,026,978
________________________________________________________________________________________________________
		$9,053,295
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 3.5%
________________________________________________________________________________________________________
ASML Holding NV	17,543	$4,923,215
Infineon Technologies AG	198,256	4,259,122
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	82,251	4,436,619
________________________________________________________________________________________________________
		$13,618,956
________________________________________________________________________________________________________
Software — 3.9%
________________________________________________________________________________________________________
Microsoft Corp.	89,488	$15,233,542
________________________________________________________________________________________________________
		$15,233,542
________________________________________________________________________________________________________
Specialty Retail — 3.2%
________________________________________________________________________________________________________
Industria de Diseno Textil SA	99,073	$3,331,535
Lowe's Cos., Inc.	48,525	5,640,546
TJX Cos., Inc. (The)	61,434	3,627,063
________________________________________________________________________________________________________
		$12,599,144
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 2.9%
________________________________________________________________________________________________________
Apple, Inc.	36,464	$11,285,973
________________________________________________________________________________________________________
		$11,285,973
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 1.9%
________________________________________________________________________________________________________
adidas AG	9,058	$2,863,361
LVMH Moet Hennessy Louis Vuitton SE	10,170	4,428,751
________________________________________________________________________________________________________
		$7,292,112
________________________________________________________________________________________________________
Wireless Telecommunication Services — 1.1%
________________________________________________________________________________________________________
Tele2 AB, Class B	288,806	$4,357,243
________________________________________________________________________________________________________
		$4,357,243
________________________________________________________________________________________________________
Total Common Stocks (identified cost $309,274,644)		$394,141,285
________________________________________________________________________________________________________
Preferred Stocks — 7.5%
Security	Shares	Value
________________________________________________________________________________________________________
Banks — 2.1%
________________________________________________________________________________________________________
AgriBank FCB, 6.875% to 1/1/24(1)(4)	16,581	$1,803,184
CoBank ACB, Series F, 6.25% to 10/1/22(1)(4)	16,600	1,784,500
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(4)(5)	2,500	271,250
Farm Credit Bank of Texas, Series 1, 10.00%(1)	906	940,881
Texas Capital Bancshares, Inc., 6.50%(1)	29,009	782,663
Wells Fargo & Co., Series Q, 5.85% to 9/15/23(4)	95,350	2,591,613
________________________________________________________________________________________________________
		$8,174,091
________________________________________________________________________________________________________
Capital Markets — 0.5%
________________________________________________________________________________________________________
Morgan Stanley, Series K, 5.85% to 4/15/27(4)	74,125	$2,131,835
________________________________________________________________________________________________________
		$2,131,835
________________________________________________________________________________________________________
Electric Utilities — 1.5%
________________________________________________________________________________________________________
Duke Energy Corp., Series A, 5.75%	87,500	$2,471,875
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	19,531	508,392
SCE Trust III, Series H, 5.75% to 3/15/24(4)	107,000	2,664,300
________________________________________________________________________________________________________
		$5,644,567
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 0.5%
________________________________________________________________________________________________________
SITE Centers Corp., Series A, 6.375%(1)	49,475	$1,326,920
SITE Centers Corp., Series K, 6.25%(1)	1,375	35,681
Vornado Realty Trust, Series K, 5.70%(1)	25,220	651,180
________________________________________________________________________________________________________
		$2,013,781
________________________________________________________________________________________________________
Food Products — 0.7%
________________________________________________________________________________________________________
Dairy Farmers of America, Inc., 7.875%(1)(5)	22,100	$2,221,050
Ocean Spray Cranberries, Inc., 6.25%(1)(5)	6,085	529,395
________________________________________________________________________________________________________
		$2,750,445
________________________________________________________________________________________________________
Insurance — 0.3%
________________________________________________________________________________________________________
American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(4)	37,300	$979,498
________________________________________________________________________________________________________
		$979,498
________________________________________________________________________________________________________
Multi-Utilities — 0.1%
________________________________________________________________________________________________________
DTE Energy Co., Series C, 5.25%(1)	17,395	$447,225
________________________________________________________________________________________________________
		$447,225
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.8%
________________________________________________________________________________________________________
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(4)	128,725	$2,925,919
________________________________________________________________________________________________________
		$2,925,919
________________________________________________________________________________________________________
Pipelines — 0.4%
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(4)	44,000	$1,081,520
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(4)	19,280	485,856
________________________________________________________________________________________________________
		$1,567,376
________________________________________________________________________________________________________
Real Estate Management & Development — 0.6%
________________________________________________________________________________________________________
Brookfield Property Partners, L.P., Series A, 6.50%	52,225	$1,389,185
Brookfield Property Partners, L.P., Series A2, 6.375%	38,650	1,026,544
________________________________________________________________________________________________________
		$2,415,729
________________________________________________________________________________________________________
Total Preferred Stocks (identified cost $28,213,772)		$29,050,466
________________________________________________________________________________________________________
Corporate Bonds & Notes — 16.2%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Air Freight & Logistics — 0.3%
________________________________________________________________________________________________________
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22 (Convertible)	$1,155	$1,065,168
________________________________________________________________________________________________________
		$1,065,168
________________________________________________________________________________________________________
Automobiles — 0.3%
________________________________________________________________________________________________________
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27 (1)(4)(6)	$1,354	$1,363,904
________________________________________________________________________________________________________
		$1,363,904
________________________________________________________________________________________________________
Banks — 9.4%
________________________________________________________________________________________________________
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (1)(4)(6)	$2,400	$2,527,236
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29 (4)(5)(6)	1,480	1,677,965
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28 (4)(5)(6)	380	426,654
Bank of America Corp., Series AA, 6.10% to 3/17/25 (1)(4)(6)	1,445	1,620,864
Bank of America Corp., Series FF, 5.875% to 3/15/28 (1)(4)(6)	910	1,018,804
Barclays PLC, 7.75% to 9/15/23 (4)(6)	2,105	2,306,438
Citigroup, Inc., Series M, 6.30% to 5/15/24 (1)(4)(6)	2,800	3,041,654
Credit Suisse Group AG, 7.50% to 7/17/23 (4)(5)(6)	1,838	2,026,478
HSBC Holdings PLC, 6.375% to 9/17/24 (4)(6)	2,920	3,173,879
ING Groep NV, 6.50% to 4/16/25 (4)(6)	2,945	3,254,078
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24 (1)(4)(6)	2,824	3,117,993
Lloyds Banking Group PLC, 7.50% to 6/27/24 (1)(4)(6)	2,447	2,746,574
Macquarie Bank, Ltd., 6.125% to 3/8/27 (4)(5)(6)	282	299,860
Nordea Bank Abp, 6.125% to 9/23/24 (4)(5)(6)	2,000	2,161,390
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (1)(4)(6)	805	940,767
Societe Generale SA, 6.75% to 4/6/28 (1)(4)(5)(6)	1,390	1,563,145
Standard Chartered PLC, 7.75% to 4/2/23 (1)(4)(5)(6)	1,765	1,951,190
Truist Financial Corp., Series M, 5.125% to 12/15/27 (1)(4)(6)	540	568,790
Zions Bancorp NA, 5.80% to 6/15/23 (1)(4)(6)	2,020	2,099,265
________________________________________________________________________________________________________
		$36,523,024
________________________________________________________________________________________________________
Capital Markets — 1.4%
________________________________________________________________________________________________________
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	$965	$1,034,263
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (1)(4)(6)	1,820	1,917,033
UBS Group AG, 6.875% to 8/7/25 (1)(4)(6)(7)	2,421	2,719,841
________________________________________________________________________________________________________
		$5,671,137
________________________________________________________________________________________________________
Diversified Financial Services — 0.5%
________________________________________________________________________________________________________
Discover Financial Services, Series C, 5.50% to 10/30/27 (4)(6)	$1,460	$1,550,615
Textron Financial Corp., 3.645%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(5)(8)	553	451,635
________________________________________________________________________________________________________
		$2,002,250
________________________________________________________________________________________________________
Electric Utilities — 0.5%
________________________________________________________________________________________________________
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	$970	$1,117,387
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(4)	808	846,526
________________________________________________________________________________________________________
		$1,963,913
________________________________________________________________________________________________________
Food Products — 0.8%
________________________________________________________________________________________________________
Land O' Lakes, Inc., 8.00% (1)(5)(6)	$3,103	$3,134,030
________________________________________________________________________________________________________
		$3,134,030
________________________________________________________________________________________________________
Gas Utilities — 0.5%
________________________________________________________________________________________________________
NiSource, Inc., 5.65% to 6/15/23 (4)(6)	$1,785	$1,866,200
________________________________________________________________________________________________________
		$1,866,200
________________________________________________________________________________________________________
Multi-Utilities — 0.5%
________________________________________________________________________________________________________
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23 (4)(6)	$1,400	$1,491,973
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(4)	275	299,878
________________________________________________________________________________________________________
		$1,791,851
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 1.4%
________________________________________________________________________________________________________
DCP Midstream, L.P., Series A, 7.375% to 12/15/22 (4)(6)	$980	$927,810
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22 (1)(4)(6)	2,922	2,048,132
Odebrecht Oil & Gas Finance, Ltd., 0.00% (1)(5)(6)	2,260	22,598
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22 (1)(4)(6)	2,595	2,408,277
________________________________________________________________________________________________________
		$5,406,817
________________________________________________________________________________________________________
Pharmaceuticals — 0.3%
________________________________________________________________________________________________________
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24	$1,025	$1,045,075
________________________________________________________________________________________________________
		$1,045,075
________________________________________________________________________________________________________
Pipelines — 0.3%
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23 (1)(4)(6)	$1,064	$1,012,656
________________________________________________________________________________________________________
		$1,012,656
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $61,249,954)		$62,846,025
________________________________________________________________________________________________________
Exchange-Traded Funds — 3.8%
Security	Shares	Value
________________________________________________________________________________________________________
Equity Funds — 3.8%
________________________________________________________________________________________________________
First Trust Preferred Securities and Income ETF(1)	411,866	$8,332,049
SPDR S&P 500 ETF Trust(1)	20,209	6,501,842
________________________________________________________________________________________________________
		$14,833,891
________________________________________________________________________________________________________
Total Exchange-Traded Funds (identified cost $14,911,671)		$14,833,891
________________________________________________________________________________________________________
Short-Term Investments — 1.2%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(9)	4,739,588	$4,740,062
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $4,739,958)		$4,740,062
________________________________________________________________________________________________________
Total Investments — 130.2% (identified cost $418,389,999)		$505,611,729
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (30.2)%		$(117,316,128)
________________________________________________________________________________________________________
Net Assets — 100.0%		$388,295,601
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)		Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.
(2)		Amount is less than 0.05%.
(3)		Non-income producing security.
(4)		Security converts to variable rate after the indicated fixed-rate coupon period.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $16,736,640 or 4.3% of the Fund's net assets.

(6)		Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $2,719,841 or 0.7% of the Fund's net assets.

(8)		Variable rate security. The stated dividend/interest rate represents the rate in effect at January 31, 2020.
(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Country Concentration of Portfolio
	Country	Percentage of Total Investments		Value
	United States	53.5%		$270,559,533
	United Kingdom	10.1		51,141,226
	Japan	6.4		32,259,143
	Spain	4.0		20,155,694
	Switzerland	3.9		19,841,137
	France	3.3		16,447,428
	Netherlands	3.1		15,879,326
	Sweden	2.5		12,594,030
	Germany	1.9		9,352,843
	Canada	1.6		8,043,272
	Denmark	1.3		6,575,752
	Taiwan	0.9		4,436,619
	Belgium	0.9		4,356,127
	Hong Kong	0.8		3,861,774
	Australia	0.7		3,782,652
	China	0.6		3,277,745
	Finland	0.4		2,161,390
	Mexico	0.4		2,104,619
	Italy	0.4		1,845,592
	Israel	0.2		1,045,075
	Ireland	0.2		1,034,263
	Brazil	0.0	(1)	22,598
	Exchange-Traded Funds	2.9		14,833,891
	Total Investments	100.0%		$505,611,729
(1)	Amount is less than 0.05%.
Abbreviations:
ADR	-	American Depositary Receipt
LIBOR	-	London Interbank Offered Rate
USD	-	United States Dollar

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

The Fund did not have any open derivative instruments at January 31, 2020.

At January 31, 2020, the value of the Fund’s investment in affiliated funds was $4,740,062, which represents 1.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,731,355	$34,817,137	$ (33,809,265)	$731	$104	$4,740,062	$24,016	4,739,588

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$28,487,000	$9,948,064	$—	$38,435,064
Consumer Discretionary	22,844,548	18,081,589	—	40,926,137
Consumer Staples	8,693,446	18,342,795	—	27,036,241
Energy	14,029,211	5,473,363	—	19,502,574
Financials	30,438,613	25,782,689	—	56,221,302
Health Care	29,349,170	23,017,195	—	52,366,365
Industrials	26,252,142	37,190,581	—	63,442,723
Information Technology	38,417,216	23,726,993	—	62,144,209
Materials	—	12,934,366	—	12,934,366
Real Estate	8,149,474	—	—	8,149,474
Utilities	9,619,482	3,363,348	—	12,982,830
________________________________________________________________________________________________________
Total Common Stocks	$216,280,302	$177,860,983*	$—	$394,141,285
________________________________________________________________________________________________________
Preferred Stocks
Consumer Staples	$—	$2,750,445	$—	$2,750,445
Energy	4,493,295	—	—	4,493,295
Financials	6,485,609	4,799,815	—	11,285,424
Real Estate	4,429,510	—	—	4,429,510
Utilities	6,091,792	—	—	6,091,792
________________________________________________________________________________________________________
Total Preferred Stocks	$21,500,206	$7,550,260	$—	$29,050,466
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$62,846,025	$—	$62,846,025
Exchange-Traded Funds	14,833,891	—	—	14,833,891
Short-Term Investments	—	4,740,062	—	4,740,062
________________________________________________________________________________________________________
Total Investments	$252,614,399	$252,997,330	$—	$505,611,729
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.